Investment Objectives and Goals - 21Shares 2x Long HYPE ETF	Apr. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	21Shares 2x Long HYPE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of HYPE. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.